Note 17 - Statutory Reserves (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Number of statutory reserve accounts	1
Statutory reserve, after income percentage	10.00%
Statutory reserve, percentage of registered capital	50.00%
Statutory reserve, percentage of registered capital minimum	25.00%
Statutory Equity Reserves (in Dollars)	$ 6,241	$ 6,241
Common welfare fund, voluntary contribution	5% to 10%